Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances
Related Party Transactions and Balances
20.	Related Party Transactions and Balances
The Group entered into the following significant related party transactions for the periods presented:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Purchases of goods and services	206,931	172,506	124,018
Transfer of long-term investments 1	275,000	—	—
Repayment of loans and interest from the Entity 2	—	696,624	58,101
Investment income and interest income	78,827	48,069	34,344
Sales of goods and services	13,953	12,740	12,033
The Group had the following significant related party balances as of December 31, 2023 and 2024, respectively:

	December 31, 2023	December 31, 2024
	RMB in thousands
Amount due from related parties
Due from investment funds 1	37,506	37,519
Due from the Entity 2	646,284	609,823
Due from other investees	106,784	139,335

Total	790,574	786,677

Amount due to related parties 3	14,896	4,549

1.
The balances due from the investment funds, of which the Company is their limited partners, as of December 31, 2023 and December 31, 2024 were consideration receivables related to the equity investments transferred, which is non-trade
in nature.

2.
The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction.
The balance as of December 31, 2023 and 2024 represents interest-bearing loans and interest expenses related to the Entity, which are non-trade in nature. The annual interest rate of the loans was
3.95
% as of December 31, 2024.

3.
The balances as of December 31, 2023 mainly represent considerations related to long-term investments, which are non-trade
in nature. The balances as of December 31, 2024 mainly represent the payables in trade nature.